COVA FINANCIAL LIFE INSURANCE COMPANY

                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                      SUPPLEMENT DATED OCTOBER 28, 1998 TO

                          PROSPECTUS DATED MAY 1, 1998

The following information is in addition to certain information contained in your prospectus for the Cova variable annuity.

1. The following paragraph is added to Section 4 - Investment Options - Dollar Cost Averaging:

     Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

2. The following information for the period ended June 30, 1998 is added to Appendix A - Condensed Financial Information:

                                                              Period
                                                              Ended
                                                              6/30/98
                                                              (unaudited)
                                                              -----------

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                                           $12.88
End of Period                                                 $13.51
Number of Accum. Units Outstanding                           514,574

Mid-Cap Value Sub-Account
Beginning of Period                                           $10.47
End of Period                                                 $11.21
Number of Accum. Units Outstanding                           35, 910

Large Cap Research Sub-Account
Beginning of Period                                           $10.76
End of Period                                                 $11.34
Number of Accum. Units Outstanding                            11,717

Developing Growth Sub-Account
Beginning of Period                                           $10.53
End of Period                                                 $11.31
Number of Accum. Units Outstanding                            39,321

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                                           $14.05
End of Period                                                 $15.80
Number of Accum. Units Outstanding                           928,711

Small Cap Stock Sub-Account
Beginning of Period                                           $13.49
End of Period                                                 $14.02
Number of Accum. Units Outstanding                           604,932

International Equity Sub-Account
Beginning of Period                                           $11.46
End of Period                                                 $13.06
Number of Accum. Units Outstanding                           702,336

Quality Bond Sub-Account
Beginning of Period                                           $11.16
End of Period                                                 $11.53
Number of Accum. Units Outstanding                           332,630

Large Cap Stock Sub-Account
Beginning of Period                                           $14.89
End of Period                                                 $17.66
Number of Accum. Units Outstanding                           938,807

LORD ABBETT SERIES FUND, INC.
Growth and Income Sub-Account
Beginning of Period                                           $30.84
End of Period                                                 $33.66
Number of Accum. Units Outstanding                           987,161

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
Beginning of Period                                           $10.67
End of Period                                                 $10.89
Number of Accum. Units Outstanding                            50,373

3.   The following  information replaces the information contained in Appendix B
     - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part 1 and Part 2 below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The portfolios listed below began operations before June 30, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.


PART 1       COVA SERIES TRUST
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                                  Accumulation
                                                  Column A        Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr          5 yrs     since           1 yr         5 yrs      since
-----------------        ----------------        ----------    --------  -------------   ----------   ---------  ----------
                                                                         inception                               inception
                                                                        -------------                           ----------

Select Equity                5/15/96              22.89%          --      23.95%           17.76%         --       22.11%
Small Cap Stock              5/15/96              16.63%          --      17.20%           11.51%         --       15.25%
International Equity         5/14/96               8.34%          --      13.34%            3.23%         --       11.33%
Quality Bond                 5/20/96               8.94%          --       6.94%            3.83%         --        4.79%
Large Cap Stock              5/16/96              29.38%          --      30.67%           24.25%         --       28.90%
Bond Debenture               5/20/96              11.92%          --      15.30%            6.81%         --       13.30%
Mid-Cap Value                11/7/97                --            --      11.55%             --           --        6.44%
Large Cap Research           2/17/98                --            --       5.47%             --           --        0.36%
Developing Growth            11/7/97                --            --       4.45%             --           --       -0.65%


PART 1       LORD ABBETT SERIES FUND, INC.
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                                 Accumulation
                                                  Column A       Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr               since           1 yr           since
-----------------        ----------------        ----------     -------------   ----------        ----------
                                                                   inception                      inception
                                                                 -------------                    ----------
Growth and Income           7/20/95               15.78%            20.27%         10.66%          19.07%


PART 1      GENERAL AMERICAN CAPITAL COMPANY
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED 6/30/98


                                                                  Accumulation
                                                  Column A        Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr             since           1 yr            since
-----------------        ----------------        ----------       -------------   ----------      ----------
                                                                  inception                       inception
                                                                  -------------                   ----------

Money Market                 12/4/97               ----              2.36%          ---            -2.74%

PART 2

Certain investment portfolios ("Existing Funds") have been in existence for some time and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation unit performance calculated by assuming that accumulation units were invested in the Existing Funds for the same periods.

The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

PART 2      COVA SERIES TRUST
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:

                                        Fund Performance            Accumulation Unit Performance
                                        Column A                      Column B                    Column C
                                                                    (reflects insurance charges  (reflects all charges
                                                                    and portfolio expenses)       and portfolio expenses)
                                      ------------------          ------------------------------------------------------
                      Portfolio
                      inception                      since                          since                           since
Portfolio             date            1 yr   5 yrs inception       1 yr    5 yrs   inception       1 yr   5 yrs   inception
--------------        ----------     -----   ----- ---------       ----    -----   ---------       ----   ------  ---------
Select Equity           5/1/96       24.53%   ---    24.74%        22.89%   --       23.01%        17.76%   --       21.19%
Small Cap Stock         5/1/96       18.26%   ---    15.84%        16.63%   --       14.20%        11.51%   --       12.25%
International Equity    5/1/96        9.88%   ---    13.62%         8.34%   --       12.00%         3.23%   --       10.01%
Quality Bond            5/1/96       10.49%   ---     8.70%         8.94%   --        7.28%         3.83%   --        5.20%
Large Cap Stock         5/1/96       31.23%   ---    31.80%        29.38%   --       29.99%        24.25%   --       28.27%
Bond Debenture          5/1/96       13.53%   ---    15.99%        11.92%   --       14.39%         6.81%   --       12.44%
Mid-Cap Value          8/20/97        ---     ---    13.08%          --     --       12.10%          --     --        6.87%
Large Cap Research     8/20/97        ---     ---    14.52%          --     --       13.44%          --     --        8.21%
Developing Growth      8/20/97        ---     ---    14.19%          --     --       13.14%          --     --        7.91%


PART 2      GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:


                                         Fund    Performance                      Accumulation    Unit     Performance
                                   Column A                         Column   B                             Column   C
                                                                    (reflects insurance                   (reflects all
                                                                    charges and                            charges and
                   Portfolio                                        portfolio expenses)                    portfolio expenses)
                   inception
Portfolio          date           1 yr   5 yrs        10 yrs     1 yr       5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------   ---------  ---------  ------  ------------   -------    ---------      -------------  -------  ---------  ------

Money Market        10/1/87     5.76%     5.15%     6.02%         4.36%      3.75%           4.62%       -0.74%    -0.85%     4.52%

PART 2      LORD ABBETT SERIES FUND, INC.
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98:




                                         Fund    Performance                      Accumulation    Unit     Performance
                                   Column A                         Column   B                             Column   C
                                                                    (reflects insurance                   (reflects all
                                                                    charges and                            charges and
                   Portfolio                                        portfolio expenses)                    portfolio expenses)
                   inception                        Since                                 Since                            Since
Portfolio          date           1 yr   5 yrs    inception      1 yr       5 yrs        inception        1 yr      5 yrs  inception
----------------   ---------  ---------  ------  ------------   -------    ---------     ----------      -------  ---------  -------

Growth and Income   12/11/89    17.30%   18.37%     16.83%        15.78%      16.73%        15.24%        10.66%     16.12%   15.12%


CC-4122(10/98)